Document and Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Arxis, Inc.
Entity Central Index Key	0002093536
Entity Incorporation, State or Country Code	DE
Entity Primary Sic Number	3728
Entity Tax Identification Number	39-5113483
Entity Address, Address Line One	1332 Blue Hills Avenue
Entity Address, City or Town	Bloomfield
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06002
City Area Code	860
Local Phone Number	243-7100
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Kevin Perhamus